PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.4%
Asset-Backed Securities 5.7%
Automobiles 2.6%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C	5.800%	12/18/28	100	$101,582
Series 2025-01, Class A2A, 144A	4.220	03/19/29	200	200,145
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	100	99,578
Series 2023-03A, Class A, 144A	5.440	02/22/28	100	101,248

BOF VII AL Funding Trust I, Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	57	58,374
CarMax Auto Owner Trust, Series 2022-01, Class D	2.470	07/17/28	100	99,297
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30	32	31,798
Ford Credit Auto Owner Trust,
Series 2023-01, Class A, 144A	4.850	08/15/35	100	101,912
Series 2023-02, Class A, 144A	5.280	02/15/36	100	103,343
Series 2025-01, Class A, 144A	4.860(cc)	08/15/37	300	309,460

Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	100	100,350
GM Financial Revolving Receivables Trust, Series 2025-01, Class A, 144A	4.640	12/11/37	300	306,579
GMF Floorplan Owner Revolving Trust, Series 2024-04A, Class A1, 144A	4.730	11/15/29	100	101,410
OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	200	201,757
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C	5.770	11/15/30	100	101,860
Series 2023-04, Class C	6.040	12/15/31	100	102,564
Series 2025-02, Class C	5.060	05/15/31	200	202,388

Toyota Auto Loan Extended Note Trust, Series 2025-01A, Class A, 144A	4.650	05/25/38	100	102,306
Wheels Fleet Lease Funding LLC, Series 2023-01A, Class A, 144A	5.800	04/18/38	33	33,662
				2,459,613
Collateralized Loan Obligations 2.4%
AGL CLO Ltd. (Cayman Islands),
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.170(c)	07/21/38	500	501,468
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.220(c)	07/21/37	250	250,818

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.274(c)	04/20/35	250	249,995
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.184(c)	11/27/31	29	28,871
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.224(c)	04/20/35	250	250,163
Madison Park Funding Ltd. (Cayman Islands), Series 2019-35A, Class A1R, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.990%)	5.136(c)	04/20/32	200	200,518
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.053(c)	06/20/34	500	500,000
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.304(c)	10/20/37	250	250,725
				2,232,558
Consumer Loans 0.5%
Affirm Asset Securitization Trust, Series 2024-X02, Class A, 144A	5.220	12/17/29	22	22,269

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
GreenSky Home Improvement Issuer Trust, Series 2025-01A, Class A2, 144A	5.120%	03/25/60	140	$140,483
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	165	162,491
Series 2023-02A, Class A1, 144A	5.840	09/15/36	100	102,112
				427,355
Equipment 0.2%
Kubota Credit Owner Trust, Series 2025-01A, Class A3, 144A	4.670	06/15/29	200	203,147

Total Asset-Backed Securities (cost $5,276,806)				5,322,673
Commercial Mortgage-Backed Securities 5.1%
BANK, Series 2021-BN38, Class A4	2.275	12/15/64	100	88,298
BANK5, Series 2025-05YR14, Class A3	5.646	04/15/58	310	325,433
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class A4	1.786	04/15/53	600	539,614
Series 2021-C12, Class A4	2.421	11/15/54	250	226,370
Benchmark Mortgage Trust,
Series 2020-B17, Class A4	2.042	03/15/53	500	457,590
Series 2021-B25, Class A3	1.906	04/15/54	500	462,243
Series 2025-V15, Class A3	5.805	06/15/58	320	338,677

BMO Mortgage Trust, Series 2024-05C6, Class A3	5.316	09/15/57	230	237,426
CD Mortgage Trust, Series 2019-CD08, Class A3	2.657	08/15/57	477	448,870
Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51	483	478,189
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	82	80,660
Wells Fargo Commercial Mortgage Trust,
Series 2019-C52, Class A4	2.643	08/15/52	433	412,766
Series 2021-C59, Class A3	1.958	04/15/54	350	320,708
Series 2025-05C4, Class A3	5.673	05/15/58	300	315,106

Total Commercial Mortgage-Backed Securities (cost $4,833,649)				4,731,950
Corporate Bonds 29.0%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	253	252,191
Sr. Unsec’d. Notes	2.950	02/01/30	50	47,327
Sr. Unsec’d. Notes	3.250	02/01/35	50	43,800
Sr. Unsec’d. Notes	3.625	02/01/31	60	57,680
Sr. Unsec’d. Notes	3.625	03/01/48	35	25,307
Sr. Unsec’d. Notes	5.705	05/01/40	30	30,819
Sr. Unsec’d. Notes	5.930	05/01/60	70	69,373
RTX Corp.,
Sr. Unsec’d. Notes	2.375	03/15/32	60	53,620
Sr. Unsec’d. Notes	4.125	11/16/28	128	128,463
				708,580

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.9%
Altria Group, Inc., Gtd. Notes	3.400%	05/06/30	68	$65,574
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	183	181,306
Gtd. Notes	4.390	08/15/37	65	60,073
Gtd. Notes	5.350	08/15/32	180	187,504
Gtd. Notes	5.834	02/20/31	50	53,111
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.000	10/29/30	225	222,909
Sr. Unsec’d. Notes	5.250	09/07/28	95	98,056
				868,533
Airlines 0.1%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.375	11/15/28	25	24,991
Sr. Unsec’d. Notes	5.125	06/15/27	50	50,543
				75,534
Auto Manufacturers 0.1%
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	25	22,737
Sr. Unsec’d. Notes	6.600	04/01/36	17	18,589

General Motors Financial Co., Inc., Sr. Unsec’d. Notes	5.050	04/04/28	28	28,509
				69,835
Banks 6.9%
Banco Santander SA (Spain), Sr. Non-Preferred Notes	3.800	02/23/28	200	198,276
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	60	53,838
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	400	368,420
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	375	350,534
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	190	174,788
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	130	129,070
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	200	196,211
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	275	250,239
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	210	196,744
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	120	114,521
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	295	271,417
Sr. Unsec’d. Notes	4.503(ff)	09/11/31	100	100,625

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	145	151,117
Deutsche Bank AG (Germany), Sr. Non-Preferred Notes	4.950(ff)	08/04/31	200	202,524
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	21,075
First Horizon Corp., Sr. Unsec’d. Notes	5.514(ff)	03/07/31	25	25,921
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	370	329,565
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	85	77,770
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	80	79,447
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	100	100,117

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	5.016%(ff)	10/23/35	65	$65,998

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	15	15,756
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	400	356,691
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	250	233,450
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	81,419
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	167	153,407
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	150	142,548
Sr. Unsec’d. Notes	4.810(ff)	10/22/36	35	35,206
Sub. Notes	2.956(ff)	05/13/31	21	19,823

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	155	168,901
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	100	98,340
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	170	151,659
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	180	169,189
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	185	162,952
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	200	176,083

Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes	4.928	10/15/35	65	65,619
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	41,533
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	50	53,301
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	282	264,145
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	510	479,275
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	70	71,504
				6,399,018
Beverages 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	265	264,242
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.250	08/01/31	130	115,294
				379,536
Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/30	80	83,117
Sr. Unsec’d. Notes	5.750	03/02/63	40	40,139
				123,256
Building Materials 0.2%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	75	65,457
Sr. Unsec’d. Notes	5.250	09/15/35	40	40,886

Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	5.150	12/01/34	45	46,215
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500	06/01/30	23	22,328
				174,886

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.4%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	5.319%	11/15/38	18	$18,369
Sr. Unsec’d. Notes	5.419	11/15/48	7	6,673
Sr. Unsec’d. Notes, 144A	4.725	11/15/28	82	83,099

FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	18	11,790
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	145	147,463
Sr. Unsec’d. Notes	4.900	06/01/43	81	74,110
Sr. Unsec’d. Notes	5.200	06/21/27	55	55,910
				397,414
Commercial Services 0.5%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	20	13,073
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	65	64,587
Global Payments, Inc., Sr. Unsec’d. Notes	4.500	11/15/28	165	165,578
Johns Hopkins University, Unsec’d. Notes, Series A	4.705	07/01/32	20	20,536
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989	07/01/50	10	6,945
Unsec’d. Notes	4.678	07/01/2114	30	25,715
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	21,700
Unsec’d. Notes	3.150	07/15/46	35	26,155

Quanta Services, Inc., Sr. Unsec’d. Notes	4.750	08/09/27	20	20,212
RELX Capital, Inc. (United Kingdom), Gtd. Notes	5.250	03/27/35	15	15,553
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	25	16,365
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	17	16,129
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,175

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	80	59,500
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	20	12,305
				492,528
Computers 0.2%
Accenture Capital, Inc., Gtd. Notes	4.250	10/04/31	140	140,381
International Business Machines Corp., Sr. Unsec’d. Notes	5.875	11/29/32	8	8,709
				149,090
Diversified Financial Services 0.4%
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32	60	52,429
Sr. Unsec’d. Notes	5.875	07/21/28	75	77,772

Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	4.904	07/01/30	200	203,779
				333,980

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 3.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.450%	05/15/29	35	$36,388
Sr. Unsec’d. Notes	5.700	05/15/34	40	41,912
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	17	15,509
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	4.250	09/15/48	17	14,172
Sr. Unsec’d. Notes	5.375	06/15/35	15	15,595

Ameren Illinois Co., First Mortgage	4.950	06/01/33	220	226,111
Arizona Public Service Co.,
Sr. Unsec’d. Notes	3.500	12/01/49	45	32,458
Sr. Unsec’d. Notes	5.700	08/15/34	115	121,472
Sr. Unsec’d. Notes	6.350	12/15/32	85	93,360

Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	300	295,852
Commonwealth Edison Co., First Mortgage	3.000	03/01/50	100	66,676
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	127	115,408
DTE Electric Co., General Ref. Mortgage	4.250	05/14/27	5	5,034
DTE Energy Co., Sr. Unsec’d. Notes	4.950	07/01/27	115	116,430
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	36	39,308
Duke Energy Florida LLC,
First Mortgage	2.400	12/15/31	95	85,918
First Mortgage	5.875	11/15/33	95	103,164

Duke Energy Indiana LLC, First Mortgage, Series YYY	3.250	10/01/49	90	62,785
Edison International, Sr. Unsec’d. Notes	5.450	06/15/29	70	71,188
Evergy Metro, Inc., First Mortgage	5.125	08/15/35	155	157,810
Eversource Energy, Sr. Unsec’d. Notes, Series O	4.250	04/01/29	41	40,946
Florida Power & Light Co.,
First Mortgage	4.050	06/01/42	95	82,234
First Mortgage	5.800	03/15/65	12	12,569

MidAmerican Energy Co., First Mortgage	4.250	07/15/49	84	70,045
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	73	63,712
Monongahela Power Co., First Mortgage, 144A	3.550	05/15/27	136	134,984
Northern States Power Co., First Mortgage	3.400	08/15/42	69	54,612
Ohio Edison Co., Sr. Unsec’d. Notes	6.875	07/15/36	145	167,395
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	70	55,697
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	5	3,772
First Mortgage	4.000	12/01/46	110	83,842
First Mortgage	4.500	07/01/40	90	79,142
First Mortgage	4.750	02/15/44	45	38,567

PECO Energy Co., First Mortgage	2.800	06/15/50	97	62,254

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
PPL Electric Utilities Corp.,
First Mortgage	3.000%	10/01/49	58	$39,318
First Mortgage	5.250	05/15/53	15	14,675

Public Service Co. of Colorado, First Mortgage	5.350	05/15/34	75	77,742
Public Service Co. of New Hampshire, First Mortgage	5.350	10/01/33	135	141,660
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	9,965
First Mortgage, MTN	3.700	05/01/28	38	37,840
Sec’d. Notes, MTN	4.650	03/15/33	100	101,075

Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	75	73,418
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	85	69,008
Sempra, Sr. Unsec’d. Notes	4.000	02/01/48	15	11,604
Southern California Edison Co., First Ref. Mortgage	4.000	04/01/47	105	80,630
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	115	107,132
Virginia Electric & Power Co., Sr. Unsec’d. Notes	5.050	08/15/34	10	10,201
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.550	12/01/29	60	61,157
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	105	101,875
				3,603,621
Engineering & Construction 0.2%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	198,649
Foods 0.3%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.000	02/02/29	155	149,195
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	140	130,342
				279,537
Gas 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	1.750	10/01/30	125	111,534
Sr. Unsec’d. Notes	5.250	03/01/28	65	66,669

NiSource, Inc., Sr. Unsec’d. Notes	3.490	05/15/27	13	12,900
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	21	20,607
Southern California Gas Co., First Mortgage	3.750	09/15/42	30	24,418
				236,128
Healthcare-Services 0.9%
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	35	33,161

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Cigna Group (The),
Sr. Unsec’d. Notes	2.375%	03/15/31	18	$16,299
Sr. Unsec’d. Notes	2.400	03/15/30	15	13,940

CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	35	36,363
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	70	63,323
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	52,657
Unsec’d. Notes, Series 2021	3.002	06/01/51	10	6,713

Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes, Series 2020	2.955	01/01/50	15	10,144
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	10	6,326
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	16,914
Northwestern Memorial Healthcare Obligated Group, Unsec’d. Notes, Series 2021	2.633	07/15/51	20	12,665
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	27,098
Orlando Health Obligated Group, Sr. Unsec’d. Notes	5.475	10/01/35	75	78,955
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,798
Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	65	42,332
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	35	23,558
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	45	40,685
Sr. Unsec’d. Notes	3.950	10/15/42	145	121,970
Sr. Unsec’d. Notes	4.500	04/15/33	80	79,708
Sr. Unsec’d. Notes	4.800	01/15/30	40	41,055
Sr. Unsec’d. Notes	5.050	04/15/53	22	20,263
Sr. Unsec’d. Notes	5.750	07/15/64	35	35,094

UPMC, Sec’d. Notes	5.035	05/15/33	25	25,686
				815,707
Home Builders 0.3%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	310	311,810
Insurance 0.7%
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.850	12/15/29	10	10,226
Brown & Brown, Inc., Sr. Unsec’d. Notes	5.550	06/23/35	10	10,282
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	5,643
Sr. Unsec’d. Notes	4.868	06/01/44	90	81,288
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	5.625	08/16/32	95	99,280
Sr. Unsec’d. Notes	6.000	12/07/33	150	159,119

Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	108	81,694
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	7	6,679

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42	117	$107,131
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	68	53,188
				614,530
Internet 0.5%
Alphabet, Inc.,
Sr. Unsec’d. Notes	4.375	11/15/32	20	20,230
Sr. Unsec’d. Notes	4.700	11/15/35	65	66,061

Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	155	167,288
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	50	50,765
Sr. Unsec’d. Notes	4.875	11/15/35	160	161,801
				466,145
Iron/Steel 0.2%
Nucor Corp., Sr. Unsec’d. Notes	4.300	05/23/27	120	120,610
Reliance, Inc., Sr. Unsec’d. Notes	2.150	08/15/30	75	68,010
				188,620
Leisure Time 0.1%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250	03/15/32	60	61,977
Lodging 0.2%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	04/23/30	125	130,814
Marriott International, Inc., Sr. Unsec’d. Notes	5.500	04/15/37	75	77,504
				208,318
Machinery-Construction & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	09/19/29	18	17,181
Machinery-Diversified 0.1%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	5	4,488
IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29	70	71,703
				76,191
Media 0.1%
Comcast Corp.,
Gtd. Notes	1.950	01/15/31	30	26,738
Gtd. Notes	3.999	11/01/49	42	31,773

Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/01/34	75	73,890
				132,401

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.8%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	95	$97,510
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.000	02/21/30	40	41,302
Gtd. Notes	5.125	02/21/32	50	51,840
Gtd. Notes	5.250	09/08/33	95	99,101
Gtd. Notes	5.300	02/21/35	35	36,353
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	175	174,530
Gtd. Notes	4.375	08/01/28	50	49,918

Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes	6.250	07/15/33	85	93,046
Rio Tinto Finance USA PLC (Australia), Gtd. Notes	5.250	03/14/35	80	82,939
				726,539
Miscellaneous Manufacturing 0.3%
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	90	81,745
Sr. Unsec’d. Notes	3.375	03/01/28	114	112,069
Sr. Unsec’d. Notes	4.950	03/15/36	75	75,043
				268,857
Oil & Gas 1.0%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.850	06/01/27	75	74,652
Sr. Unsec’d. Notes	5.000	12/15/29	50	51,124
Sr. Unsec’d. Notes	6.450	06/30/33	80	87,109
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	30	21,283
Sr. Unsec’d. Notes	5.400	06/15/47	109	100,616

Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	180	176,328
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	46	44,698
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	98	100,743
Gtd. Notes	5.550	04/01/35	95	98,243
Gtd. Notes	6.250	03/15/33	10	10,826

Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	8.625	01/19/29	35	37,619
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.550	10/01/34	5	5,100
Sr. Unsec’d. Notes	6.625	09/01/30	5	5,384

Phillips 66, Gtd. Notes	2.150	12/15/30	84	75,466
Phillips 66 Co., Gtd. Notes	3.550	10/01/26	17	16,950
				906,141
Packaging & Containers 0.1%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	75	74,691

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200%	11/21/29	235	$228,027
Sr. Unsec’d. Notes	4.050	11/21/39	65	58,782
Sr. Unsec’d. Notes	4.625	10/01/42	80	74,008
Sr. Unsec’d. Notes	5.050	03/15/34	65	67,420

Cardinal Health, Inc., Sr. Unsec’d. Notes	4.500	09/15/30	150	151,377
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	15	13,332
Sr. Unsec’d. Notes	5.125	07/20/45	82	74,896
Sr. Unsec’d. Notes	5.450	09/15/35	50	51,575
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.550	10/15/32	305	310,978
Sr. Unsec’d. Notes	4.600	08/14/34	72	72,884
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.750	12/10/51	150	95,390
Sr. Unsec’d. Notes	3.400	03/07/29	8	7,874
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	31	30,877
Gtd. Notes	5.250	06/15/46	55	45,544

Viatris, Inc., Gtd. Notes	3.850	06/22/40	128	97,820
Zoetis, Inc., Sr. Unsec’d. Notes	4.150	08/17/28	175	176,069
				1,556,853
Pipelines 2.0%
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	45	46,045
Energy Transfer LP,
Sr. Unsec’d. Notes	4.900	03/15/35	5	4,907
Sr. Unsec’d. Notes	4.950	06/15/28	178	181,088
Sr. Unsec’d. Notes	6.250	04/15/49	119	119,769
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	50	51,306

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	40	37,128
Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	22	14,672
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	69,449
Sr. Unsec’d. Notes	4.500	04/15/38	63	57,797
Sr. Unsec’d. Notes	5.000	01/15/33	105	105,855
Sr. Unsec’d. Notes	5.500	02/15/49	67	62,169

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	85	87,928
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	57	54,218
Gtd. Notes	3.400	09/01/29	40	38,670
Gtd. Notes	6.050	09/01/33	105	112,166
Gtd. Notes	6.250	10/15/55	40	40,631

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.500	12/15/26	22	22,061
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	180	172,531
Gtd. Notes	4.350	01/15/29	90	90,312
Gtd. Notes	5.200	07/01/27	115	116,800
Gtd. Notes	6.125	03/15/33	65	69,655

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250%	05/15/30	111	$106,302
Sr. Unsec’d. Notes	3.950	05/15/50	56	43,761
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	11/15/30	120	115,173
Sr. Unsec’d. Notes	4.800	11/15/29	35	35,695
				1,856,088
Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875	02/01/33	265	217,722
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	135	129,352
Sr. Unsec’d. Notes	2.500	08/16/31	100	89,877
Sr. Unsec’d. Notes	5.750	02/15/35	5	5,262

Broadstone Net Lease LLC, Gtd. Notes	5.000	11/01/32	155	155,358
COPT Defense Properties LP, Gtd. Notes	4.500	10/15/30	45	44,831
CubeSmart LP, Gtd. Notes	2.250	12/15/28	15	14,201
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	5	4,522
Gtd. Notes	5.750	06/01/28	105	107,876
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I	3.500	09/15/30	150	142,718
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	5	4,498
Invitation Homes Operating Partnership LP,
Gtd. Notes	4.150	04/15/32	215	208,714
Gtd. Notes	4.950	01/15/33	40	40,497
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	155	147,936
Gtd. Notes	3.200	04/01/32	120	111,973
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	145	138,961
Sr. Unsec’d. Notes	2.700	02/15/32	78	70,603
Sr. Unsec’d. Notes	3.100	12/15/29	29	27,918
Sr. Unsec’d. Notes	3.250	01/15/31	25	23,825

Simon Property Group LP, Sr. Unsec’d. Notes	1.750	02/01/28	90	86,044
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31	190	173,430
Ventas Realty LP, Gtd. Notes	4.125	01/15/26	127	126,940
VICI Properties LP,
Sr. Unsec’d. Notes	4.750	04/01/28	15	15,172
Sr. Unsec’d. Notes	4.950	02/15/30	35	35,435

Welltower OP LLC, Gtd. Notes	4.500	07/01/30	125	126,604
				2,250,269
Retail 0.3%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500	07/26/47	77	65,987
AutoNation, Inc., Gtd. Notes	3.800	11/15/27	70	69,404

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
AutoZone, Inc., Sr. Unsec’d. Notes	3.750%	04/18/29	88	$86,844
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34	20	20,277
				242,512
Semiconductors 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.500	01/15/28	45	44,593
Broadcom, Inc.,
Gtd. Notes	4.300	11/15/32	265	263,464
Sr. Unsec’d. Notes	4.150	02/15/28	35	35,176
Sr. Unsec’d. Notes	5.050	04/15/30	15	15,528
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	62	54,301
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	100	99,869
Intel Corp.,
Sr. Unsec’d. Notes	5.050	08/05/62	20	16,831
Sr. Unsec’d. Notes	5.700	02/10/53	15	14,391
				544,153
Software 0.2%
Fiserv, Inc., Sr. Unsec’d. Notes	4.550	02/15/31	30	29,802
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	40	26,472
Sr. Unsec’d. Notes	4.450	09/26/30	75	73,908
Sr. Unsec’d. Notes	6.900	11/09/52	30	31,150

Workday, Inc., Sr. Unsec’d. Notes	3.700	04/01/29	25	24,684
				186,016
Telecommunications 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	60	52,933
Sr. Unsec’d. Notes	2.550	12/01/33	50	42,904
Sr. Unsec’d. Notes	3.500	09/15/53	80	55,040
Sr. Unsec’d. Notes	3.650	09/15/59	25	17,028
Sr. Unsec’d. Notes	4.500	05/15/35	65	63,188

Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750	06/15/30	75	88,171
Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34	65	67,268
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34	95	96,134
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	65	48,953
Gtd. Notes	3.875	04/15/30	25	24,620
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	36	31,817
Sr. Unsec’d. Notes, 144A	5.401	07/02/37	91	93,078
				681,134
Transportation 0.0%
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	48	53,266

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750%	05/24/26	190	$191,121

Total Corporate Bonds (cost $27,403,212)				26,920,645
Municipal Bonds 0.2%
California 0.1%
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	10	8,750
University of California, Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	75	62,853
				71,603
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	25	18,693
University of Michigan, Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	35	26,304
				44,997
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	10	12,101
New York 0.0%
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	10	8,579
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	10	8,634
Pennsylvania 0.0%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	10	9,915
Texas 0.0%
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series A	4.087	11/01/51	20	16,778
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	25	15,802

Total Municipal Bonds (cost $223,381)				188,409
Residential Mortgage-Backed Securities 0.8%
Fannie Mae REMIC, Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55	390	394,297
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.972(c)	04/25/42	30	30,794
Freddie Mac REMIC, Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55	230	232,646

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131%(cc)	07/25/60	39	$36,259

Total Residential Mortgage-Backed Securities (cost $688,972)				693,996
Sovereign Bonds 1.0%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, 144A	5.375	09/26/30	200	204,664
Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	200	206,482
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	6.875	05/13/37	200	215,500
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	50	50,075

Republic of Poland Government International Bond (Poland), Bonds, Series 10Y	5.375	02/12/35	90	93,709
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	5.750	09/16/30	180	184,508

Total Sovereign Bonds (cost $926,489)				954,938
U.S. Government Agency Obligations 26.6%
Federal Home Loan Mortgage Corp.	1.500	04/01/51	368	285,683
Federal Home Loan Mortgage Corp.	2.000	02/01/51	759	621,885
Federal Home Loan Mortgage Corp.	2.000	07/01/51	411	336,769
Federal Home Loan Mortgage Corp.	2.500	04/01/51	796	681,923
Federal Home Loan Mortgage Corp.	2.500	04/01/52	1,145	982,047
Federal Home Loan Mortgage Corp.	3.000	06/01/52	1,059	942,359
Federal Home Loan Mortgage Corp.	3.500	02/01/50	1,550	1,449,824
Federal Home Loan Mortgage Corp.	3.500	01/01/52	184	170,358
Federal Home Loan Mortgage Corp.	4.000	11/01/39	120	119,233
Federal Home Loan Mortgage Corp.	4.000	12/01/40	84	82,535
Federal Home Loan Mortgage Corp.	4.000	10/01/52	1,547	1,481,046
Federal Home Loan Mortgage Corp.	4.000	12/01/52	839	812,716
Federal Home Loan Mortgage Corp.	5.000	09/01/52	973	976,992
Federal Home Loan Mortgage Corp.	5.000	01/01/53	534	535,901
Federal Home Loan Mortgage Corp.	5.000	02/01/53	553	554,670
Federal Home Loan Mortgage Corp.	5.000	11/01/54	483	482,400
Federal National Mortgage Assoc.	1.500	12/01/50	295	229,224
Federal National Mortgage Assoc.	2.000	04/01/42	532	466,848
Federal National Mortgage Assoc.	2.000	05/01/51	610	499,745
Federal National Mortgage Assoc.	2.500	02/01/52	1,451	1,242,478
Federal National Mortgage Assoc.	2.500	04/01/52	232	198,298
Federal National Mortgage Assoc.	2.500	05/01/52	375	324,077
Federal National Mortgage Assoc.	3.000	07/01/43	130	120,043
Federal National Mortgage Assoc.	3.000	11/01/46	181	167,666
Federal National Mortgage Assoc.	3.000	01/01/47	267	248,293
Federal National Mortgage Assoc.	3.000	11/01/48	208	192,763
Federal National Mortgage Assoc.	3.000	02/01/52	364	324,140
Federal National Mortgage Assoc.	3.000	03/01/52	351	317,495
Federal National Mortgage Assoc.	3.000	05/01/52	331	299,389
Federal National Mortgage Assoc.	3.500	12/01/46	481	459,541
Federal National Mortgage Assoc.	3.500	02/01/52	402	374,719
Federal National Mortgage Assoc.	4.000	02/01/41	96	94,699
Federal National Mortgage Assoc.	4.000	02/01/45	92	90,343
Federal National Mortgage Assoc.	4.000	05/01/52	191	183,162
Federal National Mortgage Assoc.	4.000	08/01/52	1,203	1,153,412
Federal National Mortgage Assoc.	4.000	09/01/52	338	323,656
Federal National Mortgage Assoc.	4.500	TBA	1,000	978,147
Federal National Mortgage Assoc.	4.500	05/01/52	243	239,189
Federal National Mortgage Assoc.	4.500	06/01/52	182	179,284

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.000%	TBA	500	$498,586
Federal National Mortgage Assoc.	5.000	07/01/52	385	385,694
Federal National Mortgage Assoc.	5.000	03/01/53	795	796,907
Federal National Mortgage Assoc.	5.000	07/01/53	613	614,662
Federal National Mortgage Assoc.	5.000	11/01/55	499	498,253
Federal National Mortgage Assoc.	5.000	12/01/55	254	253,844
Government National Mortgage Assoc.	2.000	03/20/51	330	274,828
Government National Mortgage Assoc.	3.500	09/20/51	302	278,902
Government National Mortgage Assoc.	4.000	03/20/52	210	200,405
Government National Mortgage Assoc.	4.000	08/20/52	444	425,437
Government National Mortgage Assoc.	4.500	05/20/52	768	756,731
Government National Mortgage Assoc.	7.000	03/20/55	416	429,006
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	13,220
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	80	81,255

Total U.S. Government Agency Obligations (cost $24,908,692)				24,730,682
U.S. Treasury Obligations 25.7%
U.S. Treasury Bonds	1.625	11/15/50	2,360	1,282,144
U.S. Treasury Bonds	1.875	11/15/51	1,125	643,887
U.S. Treasury Bonds	2.000	11/15/41	2,430	1,729,856
U.S. Treasury Bonds	2.375	05/15/51	365	237,649
U.S. Treasury Bonds	3.000	02/15/49	1,840	1,392,650
U.S. Treasury Bonds	3.250	05/15/42	345	293,304
U.S. Treasury Bonds	4.125	08/15/44	1,405	1,317,846
U.S. Treasury Bonds	4.250	08/15/54	320	298,250
U.S. Treasury Bonds	4.750	11/15/53	1,027	1,037,430
U.S. Treasury Bonds	4.750	08/15/55	270	273,628
U.S. Treasury Notes	1.250	08/15/31	1,360	1,190,956
U.S. Treasury Notes	2.375	03/31/29	650	626,742
U.S. Treasury Notes	2.750	08/15/32	2,975	2,796,035
U.S. Treasury Notes	3.250	06/30/29	3,545	3,510,935
U.S. Treasury Notes	3.625	08/31/30	40	40,050
U.S. Treasury Notes	3.875	07/31/30	185	187,255
U.S. Treasury Notes	3.875	08/31/32	825	830,156
U.S. Treasury Notes	3.875	09/30/32	5	5,030
U.S. Treasury Notes	3.875	08/15/33	1,420	1,423,106
U.S. Treasury Notes	4.125	09/30/27	545	550,769
U.S. Treasury Notes	4.500	12/31/31	897	935,020
U.S. Treasury Notes	4.625	02/15/35	1,460	1,534,369
U.S. Treasury Strips Coupon(k)	2.209(s)	02/15/42	1,395	645,983
U.S. Treasury Strips Coupon	2.526(s)	02/15/46	270	100,618
U.S. Treasury Strips Coupon(k)	4.350(s)	08/15/44	1,475	592,094
U.S. Treasury Strips Coupon	5.206(s)	02/15/45	880	344,695

Total U.S. Treasury Obligations (cost $24,153,752)				23,820,457

	Shares
Affiliated Exchange-Traded Funds 6.3%
PGIM AAA CLO ETF	89,641	4,612,029

PGIM Corporate Bond 0-5 Year ETF	25,000	1,264,538

Total Affiliated Exchange-Traded Funds (cost $5,853,839)(wa)		5,876,567

Total Long-Term Investments (cost $94,268,792)		93,240,317

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value

Short-Term Investments 2.3%
Affiliated Mutual Fund 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $2,142,513)(wa)	2,142,513	$2,142,513
Options Purchased*~ 0.0%
(cost $1,239)		968

Total Short-Term Investments (cost $2,143,752)		2,143,481

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.7% (cost $96,412,544)		95,383,798
Options Written*~ (0.0)%
(premiums received $1,114)		(951)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.7% (cost $96,411,430)		95,382,847
Liabilities in excess of other assets(z) (2.7)%		(2,515,262)

Net Assets 100.0%		$92,867,585

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TBA—To Be Announced
UMBS—Uniform Mortgage-Backed Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		55	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		110	—
Total OTC Traded (cost $123)									$—

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 4.120%	3.21%(A)	190	$968
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 4.120%	8.19%(A)	190	—
Total OTC Swaptions (cost $1,116)								$968
Total Options Purchased (cost $1,239)								$968
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 4.120%	190	$(570)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 4.120%	190	(381)
Total Options Written (premiums received $1,114)								$(951)
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
35	2 Year U.S. Treasury Notes	Mar. 2026	$7,310,078	$5,262
16	5 Year U.S. Treasury Notes	Mar. 2026	1,756,250	1,590
10	10 Year U.S. Ultra Treasury Notes	Mar. 2026	1,162,031	7,124
16	30 Year UMBS TBA – 5.5% Coupon	Jan. 2026	1,618,875	5,044
				19,020
Short Positions:
25	10 Year U.S. Treasury Notes	Mar. 2026	2,833,594	(50)
15	20 Year U.S. Treasury Bonds	Mar. 2026	1,761,563	(11,669)
				(11,719)
				$7,301
Credit default swap agreements outstanding at November 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	75	$(412)	$(227)	$(185)	BARC
Republic of Italy	12/20/30	1.000%(Q)	115	(4,023)	(4,399)	376	BARC
				$(4,435)	$(4,626)	$191

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Credit default swap agreements outstanding at November 30, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	100	0.229%	$241	$48	$193	CITI
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)	10	0.189%	45	24	21	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)	10	0.209%	63	41	22	CITI
Republic of France	12/20/30	0.250%(Q)	75	0.312%	(174)	(467)	293	BARC
Republic of France	06/20/35	0.250%(Q)	30	0.615%	(854)	(1,011)	157	BARC
Republic of France	06/20/35	0.250%(Q)	20	0.615%	(570)	(698)	128	BARC
Republic of Italy	12/20/30	1.000%(Q)	115	0.293%	4,023	3,298	725	BARC
					$2,774	$1,235	$1,539

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	1,160	0.512%	$24,471	$28,348	$3,877
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Active Aggregate Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Interest rate swap agreements outstanding at November 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,005	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.120%	$359	$33,079	$32,720
1,250	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.120%	(984)	(39,908)	(38,924)
70	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.120%	30,230	32,731	2,501
				$29,605	$25,902	$(3,703)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at November 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.580%	JPM	03/17/26	(235)	$3,456	$—	$3,456
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).